UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORED OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22679

FORUM ETF TRUST
Three Canal Plaza, Suite 600
Portland, Maine 04101
(207) 347-2000

Stacey E. Hong, President
 Three Canal Plaza, Suite 600
Portland, Maine 04101
(207) 347-2000

Date of fiscal year end:

March 31

Merk Hard Currency ETF

Date of reporting period: July 1, 2014 - June 30, 2015

ITEM 1. PROXY VOTING RECORD

Merk Hard Currency ETF

The Fund held no securities during the period July 1, 2014 through June 30, 2015 that required proxy votes and, therefore, there is no voting record to report.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM ETF TRUST

By:	/s/ Stacey E. Hong
Stacey E. Hong, President and Principal Executive Officer

Date:	August 10, 2015